Registration Nos. 033-07647
811-04782

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 13, 2015

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[_]
Post-Effective Amendment No. 186	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 187	[X]
(Check appropriate box or boxes)

HSBC FUNDS
(Exact name of registrant as specified in charter)
3435 Stelzer Road
Columbus, Ohio 43219-3035
(Address of principal executive offices)
Registrant's Telephone Number, including area code: (800) 782-8183

Richard A. Fabietti, President
452 Fifth Avenue
New York, New York 11108
(Name and address of agent for service)
Please send copies of all communications to:

David J. Harris, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:
[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on [date] pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on [date] pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement on Form N-lA (File No. 033-07647) (the “Registration Statement”) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 13th day of March, 2015.

HSBC FUNDS

By:	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 13th day of March, 2015.

/s/ Richard A. Fabietti
Richard A. Fabietti
President

Susan C. Gause*
Trustee

Thomas F. Robards*
Trustee

Marcia L. Beck*
Trustee

*/s/ Heather Melito-Dezan
Heather Melito-Dezan

/s/ Scott Rhodes
Scott Rhodes
Treasurer

Michael Seely*
Trustee

Susan S. Huang*
Trustee

Deborah Hazell*
Trustee

* Heather Melito-Dezan, as attorney-in-fact pursuant to powers of attorney incorporated herein by reference from post-effective amendment No. 165 to the Registration Statement as filed with the SEC on March 25, 2014.

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase